Expenses by Nature - Expenses by Nature (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Expenses by nature details [abstract]
Raw materials and materials for use and consumption	R$ 83,116,950	R$ 71,217,345	R$ 69,027,733
Personnel expenses	2,513,586	2,231,556	2,042,985
Freight and storage	1,178,990	1,117,467	1,077,552
Depreciation and amortization	812,489	704,544	628,156
Advertising and marketing	173,988	192,441	200,011
Services provided by third parties	328,361	351,227	318,746
Lease of real estate and equipment	253,695	196,970	164,740
Other expenses	456,015	482,840	403,074
Total	88,834,074	76,494,390	73,862,997
Cost of products and services sold	84,537,368	72,431,473	70,196,945
Selling and marketing	2,670,867	2,486,389	2,220,193
General and administrative	1,625,839	1,576,528	1,445,859
Total	R$ 88,834,074	R$ 76,494,390	R$ 73,862,997